Shareholder Report, Holdings (Details)	Dec. 31, 2025
C000025024 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[1]
C000025024 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%	[1]
C000025024 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	44.80%	[1]
C000025024 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%	[1]
C000025024 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.30%	[1]
C000025024 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.90%	[1]
C000025024 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%	[1]
C000025024 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%	[1]
C000025024 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%	[1]
C000025024 [Member] | Mutual Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[1]
C000025024 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[1]
C000025024 [Member] | Short Term Investments and Other Net Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%	[1]
C000025026 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[2]
C000025026 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%	[2]
C000025026 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.30%	[2]
C000025026 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.50%	[2]
C000025026 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.80%	[2]
C000025026 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%	[2]
C000025026 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.60%	[2]
C000025026 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%	[2]
C000025026 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[2]
C000025026 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[2]
C000025026 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%	[2]
C000025026 [Member] | Short Term Investments and Other Net Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%	[2]
C000025028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[3]
C000025028 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%	[3]
C000025028 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.80%	[3]
C000025028 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%	[3]
C000025028 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%	[3]
C000025028 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.00%	[3]
C000025028 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%	[3]
C000025028 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.60%	[3]
C000025028 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.50%	[3]
C000025028 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%	[3]
C000025028 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%	[3]
C000025028 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[3]
C000025028 [Member] | Short Term Investments and Other Net Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%	[3]
C000025030 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[4],[5]
C000025030 [Member] | Standard & Poor's, AAA Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%	[4],[5]
C000025030 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%	[4],[5]
C000025030 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%	[4],[5]
C000025030 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%	[4],[5]
C000025030 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%	[4]
C000025030 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.60%	[4]
C000025030 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%	[4]
C000025030 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%	[4]
C000025030 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%	[4]
C000025030 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[4]
C000025030 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%	[4]
C000025030 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.70%	[4]
C000025030 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%	[4]
C000025030 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%	[4]
C000025030 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%	[4]
C000025030 [Member] | Short Term Investments and Other Net Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%	[4],[5]
C000025030 [Member] | Total Equities [Member]
Holdings [Line Items]
Percent of Net Asset Value	73.50%	[4]
C000025030 [Member] | Total Corporate Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.40%	[4],[5]
C000025030 [Member] | U S Government Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%	[4],[5]
C000025032 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[6]
C000025032 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%	[6]
C000025032 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.50%	[6]
C000025032 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.30%	[6]
C000025032 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.40%	[6]
C000025032 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%	[6]
C000025032 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%	[6]
C000025032 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.90%	[6]
C000025032 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.50%	[6]
C000025032 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%	[6]
C000025032 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%	[6]
C000025032 [Member] | Short Term Investments and Other Net Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%	[6]
C000025034 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[7]
C000025034 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%	[7]
C000025034 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	52.50%	[7]
C000025034 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%	[7]
C000025034 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.90%	[7]
C000025034 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.30%	[7]
C000025034 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%	[7]
C000025034 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[7]
C000025034 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%	[7]
C000025034 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%	[7]
C000025034 [Member] | Short Term Investments and Other Net Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.50%)	[7]
C000025033 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[8]
C000025033 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%	[8]
C000025033 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	52.50%	[8]
C000025033 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%	[8]
C000025033 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.90%	[8]
C000025033 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.30%	[8]
C000025033 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%	[8]
C000025033 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[8]
C000025033 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%	[8]
C000025033 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%	[8]
C000025033 [Member] | Short Term Investments and Other Net Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.50%)	[8]

[1]	Based on net assets
[2]	Based on net assets
[3]	Based on net assets
[4]	Based on net assets
[5]	The credit quality and ratings information presented above reflect the ratings assigned by one or more nationally recognized statistical rating organizations (“NRSROs”), including S&P Global Ratings, Moody’s Investors Service, Inc., and Fitch Ratings. For situations in which a security is rated by more than one NRSRO and the ratings are not equivalent, the highest rating is used. Investment grade ratings are those rated BBB or higher. The credit ratings shown relate to the creditworthiness of the issuers of the underlying fixed income securities in the Fund, and not to the Fund or its shares. Credit ratings are subject to change.
[6]	Based on net assets
[7]	Based on net assets
[8]	Based on net assets